FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rates on an original principal amount of $500 million (December 31, 2018: $500 million) are swapped to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the swap contracts but this risk is considered remote as the counter parties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Forward freight agreements
We take positions from time to time in the freight forward (FFA) market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through what we consider reputable clearing houses. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of June 30, 2019, we had short positions through Capesize FFA of net 405 days and long Panamax FFA positions of net 1810 days. As of June 30, 2019, we also had FFA options structured as zero cost collars covering an equivalent of four Capesize vessels in 2019 with an average ceiling of $29,250 per day and a floor of $14,125 per day and an equivalent of two Capesize vessels in 2020 with an average ceiling of $30,500 per day and a floor of $15,250 per day.

As of December 31, 2018, we had short positions through Capesize FFA of net 720 days at an average rate of $20,098 per day and long Panamax FFA positions of net 220 days at an average rate of $11,899 per day with maturity in 2019. As of December 31, 2018, we also had FFA options structured as zero cost collars covering an equivalent of four Capesize vessels in 2019 with an average ceiling of $29,250 per day and a floor of $14,125 per day and an equivalent of two Capesize vessels in 2020 with an average ceiling of $30,500 per day and a floor of $15,250 per day.

Bunker derivatives
We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the bunker contracts but this risk is considered remote as the counter parties are usually what we consider well established banks or other well known institutions in the market.

As of June 30, 2019 and December 31, 2018, we had outstanding bunker swap agreements for about 22.5 thousand metric tonnes and 14.0 thousand metric tonnes, respectively.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are what we consider well established banks.

As of June 30, 2019, we had contracts to swap USD to NOK for a notional amount of $2.4 million in addition to contracts to swap USD to EUR for a notional of $23.9 million. As of December 31, 2018, we had contracts to swap USD to NOK for a notional amount of $5.1 million in addition to contracts to swap USD to EUR for a notional of $23.9 million.

The fair value and changes in fair value of our derivative instruments are further disclosed in "Note 15, Derivatives".

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of our financial instruments at June 30, 2019 and December 31, 2018 are as follows:

	2019	2019	2018	2018
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	97,937	97,937	305,352	305,352
Restricted cash	65,320	65,320	67,252	67,252
Marketable securities	10,009	10,009	12,033	12,033
Investments in equity securities	10,000	10,000	—	—
Derivative assets	2,780	2,780	9,449	9,449
Liabilities
Long term debt - floating	1,155,547	1,155,547	1,185,294	1,185,294
Short term debt - convertible bond	—	—	167,359	167,382
Derivative liabilities	10,293	10,293	1,294	1,294

The fair value hierarchy of our financial instruments at June 30, 2019 is as follows:

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	97,937	97,937	—	—
Restricted cash	65,320	65,320	—	—
Marketable securities	10,009	10,009	—	—
Investments in equity securities	10,000	—	—	10,000
Derivative assets	2,780	—	2,780	—
Liabilities
Long term debt - floating	1,155,547	—	1,155,547	—
Derivative liabilities	10,293	—	10,293	—

The fair value hierarchy of our financial instruments at December 31, 2018 is as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—

In the six months ended June 30, 2019 and 2018, respectively, there have been no transfers between different levels in the fair value hierarchy.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.

•	Restricted cash -the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

•	Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

•	Convertible bond - quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer.

•	Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.

•
Investments in equity securities - are equity investments in Singapore Marine measured at cost as the investment is considered not to have a readily determinable fair value. As of June 30, 2019, Singapore Marine was newly incorporated and its net assets consisted mainly of cash and therefore the fair value of the investment approximates our cost.

•	Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are equity securities in a company listed on a U.S. stock exchange and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.